13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
11/09/2004

13F-HR
3Q04 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2004
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		11/09/2004
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 48
                                        ----------------------

Form 13F Information Table Value Total: 1,137,360
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   110479     1275 SH       SOLE                     1275
AFLAC                          COM              001055102    25401   647826 SH       SOLE                   501140            146686
                                                              7959   202975 SH       DEFINED 01             202975
Ambac Financial Group, Inc.    COM              023139108    53976   675122 SH       SOLE                   561247            113875
                                                             13809   172725 SH       DEFINED 01             172725
AutoZone Inc                   COM              053332102    38656   500400 SH       SOLE                   405400             95000
                                                             11904   154100 SH       DEFINED 01             154100
Berkshire Hathaway - Cl. A     COM              084670108    22616      261 SH       SOLE                      146               115
                                                              9965      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    59484    20719 SH       SOLE                    18805              1914
                                                             15541     5413 SH       DEFINED 01               5413
Cadbury Schweppes PLC-SP ADR   COM              127209302    37323  1207467 SH       SOLE                   974267            233200
                                                             11556   373850 SH       DEFINED 01             373850
Cendant Corp.                  COM              151313103    50706  2347514 SH       SOLE                  1936389            411125
                                                             12855   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    21245   570937 SH       SOLE                   431137            139800
                                                              7055   189600 SH       DEFINED 01             189600
Closure Medical Corporation    COM              189093107      768    53950 SH       SOLE                    53950
Comcast Class A Special        COM              20030N200    53084  1901289 SH       SOLE                  1567389            333900
                                                             15411   551975 SH       DEFINED 01             551975
Constellation Brands, Inc.     COM              21036P108    51299  1347848 SH       SOLE                  1078423            269425
                                                             16110   423275 SH       DEFINED 01             423275
Cox Communications             COM              224044107    31637   954933 SH       SOLE                   745708            209225
                                                              8090   244175 SH       DEFINED 01             244175
Diageo PLC-Sponsored ADR       COM              25243Q205    14159   280775 SH       SOLE                   217475             63300
                                                              4791    95000 SH       DEFINED 01              95000
Dow Jones & Co.                COM              260561105    27758   683535 SH       SOLE                   528560            154975
                                                              9711   239125 SH       DEFINED 01             239125
E. W. Scripps Co.              COM              811054204    38849   813081 SH       SOLE                   633101            179980
                                                             12326   257970 SH       DEFINED 01             257970
Equifax                        COM              294429105    30949  1174072 SH       SOLE                   907297            266775
                                                             12025   456175 SH       DEFINED 01             456175
Hewlett-Packard Co.            COM              428236103    22479  1198858 SH       SOLE                   966358            232500
                                                              5776   308075 SH       DEFINED 01             308075
IMS Health                     COM              449934108    27608  1154163 SH       SOLE                   884138            270025
                                                              8987   375700 SH       DEFINED 01             375700
Johnson & Johnson              COM              478160104     2152    38210 SH       SOLE                    38210
PartnerRe Ltd Bermuda          COM              G6852T105    28786   526355 SH       SOLE                   411530            114825
                                                             10938   200000 SH       DEFINED 01             200000
Ross Stores, Inc.              COM              778296103    14925   636718 SH       SOLE                   501018            135700
                                                              5699   243150 SH       DEFINED 01             243150
Time Warner, Inc.              COM              887317105    40046  2481145 SH       SOLE                  2020470            460675
                                                             13113   812425 SH       DEFINED 01             812425
Washington Post Co. Class B    COM              939640108     4899     5325 SH       SOLE                     5325
XL Cap Ltd.                    COM              G98255105    40579   548434 SH       SOLE                   437034            111400
                                                             12750   172325 SH       DEFINED 01             172325
Zale Corp                      COM              988858106    43882  1561630 SH       SOLE                  1276030            285600
                                                             17246   613750 SH       DEFINED 01             613750